STOCK-BASED COMPENSATION PLANS - Parent corporation outstanding options (Details) - Parent corporation stock option plan $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($) Option	Dec. 31, 2020 CAD ($) Option
STOCK-BASED COMPENSATION PLANS
Options, exercised | Option	(30,000)	(16,500)
Cash consideration on stock options exercised | $	$ 2.0	$ 1.0